COMMITMENTS - Operating leases, components of lease expense (Details) - USD ($)	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
COMMITMENTS
Operating lease cost	$ 81,696	$ 154,969
Variable lease cost	21,031	36,879
Total lease cost	$ 102,727	$ 191,848